Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Related Party Transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the significant of which are the sales of telecommunications equipment, the purchases of terminal equipment and materials and the receipt of certain services.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2011 and the related balances at March 31, 2010 and 2011 were as follows:

	2009	2010	2011
	Millions of yen
Operating revenues	¥14,929	¥18,767	¥23,145

Operating expenses	¥98,661	¥96,048	¥105,682

Receivables		¥11,668	¥11,839

Payables		¥66,844	¥73,042

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥18,446 million, ¥18,284 million and ¥18,527 million, respectively.